Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (Derivatives Designated As Hedging Instruments, Foreign Exchange Contracts, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivatives Designated As Hedging Instruments | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net	$ 13,491		$ 12,277
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	(30,591)	[1]	(15,831)	[1]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ (688)	[2]	$ 180	[2]

[1]	Presented as part of revenues/cost of sales
[2]	Presented as part of financial income (expenses), net